T. ROWE PRICE Intermediate Tax-Free High Yield Fund
May 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA 2.0%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 205 133
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22 (1)(2) 80 54
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 197
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  375 384
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3) 427 433
Walker County Economic & IDA., Albama Power Company Plant,
VRDN, 0.72%, 12/1/36 (4) 100 100
1,301
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  100 100
100
ARIZONA 1.2%
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 489
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 95
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 94
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  100 94
772
CALIFORNIA 3.6%
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  96 97
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 208
California Municipal Fin. Auth., Mt. San Antonio Gardens Project,
Series B-1, 2.75%, 11/15/27  525 485
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (3) 130 124
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/22  150 152
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 259
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 209
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 99
Del Mar Race Track Auth., 5.00%, 10/1/38  150 140
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 535
2,408
COLORADO 4.6%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 103
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31 (5) 100 96
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 403
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 529
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (4) 150 151
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 503
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 539
Public Auth. for Colorado Energy, 6.125%, 11/15/23  145 150
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 130
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 450
3,054
CONNECTICUT 1.3%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 373
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 299
Hamden Town, Whitney Center, 5.00%, 1/1/30  200 203
875
DELAWARE 2.4%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 177
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 100
Delaware State HFA, Beebe Medical Center Project, 5.00%, 6/1/30  625 677
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 256
Univ. of Delaware, VRDN, 0.61%, 11/1/35  400 400
1,610
DISTRICT OF COLUMBIA 1.4%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 227
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 100
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 269
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34 (6) 525 336
932

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
FLORIDA 3.9%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 211
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 133
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/25 (3) 100 99
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  30 31
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  35 35
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 90
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (7) 250 259
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  215 223
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 116
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 117
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 141
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25 (Prerefunded 6/1/22) (7) 250 255
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  350 341
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 236
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 299
2,586
GEORGIA 2.2%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  200 106
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  200 106
Augusta Airport, Series A, 5.00%, 1/1/35  250 257
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 295 298
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 450 457
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 263
1,487
GUAM 0.2%
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 131
131

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
HAWAII 0.2%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.125%,
11/15/32  150 152
152
IDAHO 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 103
103
ILLINOIS 5.5%
Chicago, Series A, GO, 5.00%, 1/1/27  200 212
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 170
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27  85 86
Chicago Wastewater, Series C, 5.00%, 1/1/28  500 529
Chicago Waterworks, 5.00%, 11/1/25  300 324
Illinois, GO, 5.50%, 5/1/25  125 135
Illinois, Series A, GO, 4.00%, 4/1/30 (8) 350 353
Illinois, Series A, GO, 5.00%, 10/1/25  250 268
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  400 371
Illinois Fin. Auth., Franciscan Communities, Series A, 4.00%,
5/15/23 (9) 15 15
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 4.00%, 5/15/23  70 71
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 267
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 143
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31 (10) 100 71
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35 (10) 660 382
Metropolitan Pier & Exposition Auth., McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (10) 55 57
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  100 107
Village of Hillside, 5.00%, 1/1/24  100 101
3,662
INDIANA 2.0%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 170
Indiana Fin. Auth., Greencroft Obligation Group, Series A, 6.50%,
11/15/33  50 53
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30 (5) 175 179
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  170 170
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 89
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 327

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (4) 350 366
1,354
KENTUCKY 1.1%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22  30 30
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 481
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 207
718
LOUISIANA 1.9%
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (7) 500 542
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 342
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 171
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 191
1,246
MARYLAND 5.7%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 157
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 100
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  110 111
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 98
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 97
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 104
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 556
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 650 688
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 169
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  30 33
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (8) 60 66
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (8) 155 169
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/22  190 190
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 164
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 103

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 330
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 103
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 96
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 228
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  70 71
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 145
3,778
MASSACHUSETTS 0.8%
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.00%, 7/15/23  50 51
Massachusetts Dev. Fin. Agency, UMass Boston Student Housing,
5.00%, 10/1/24  100 103
Massachusetts Dev. Fin. Agency, UMass Student Housing, 5.00%,
10/1/23  375 382
536
MICHIGAN 1.6%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 265
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  100 97
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 533
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 150 154
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 12
1,061
MINNESOTA 0.3%
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 177
177
MISSISSIPPI 0.5%
Jackson County, Chevron USA Project, VRDN, PCR, 0.60%,
6/1/23  300 300
300
MISSOURI 1.2%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 82
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  410 422
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  110 113

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 160
777
NEVADA 0.8%
Clark County Passenger Fac. Charge, McCarran Int'l. Airport,
5.00%, 7/1/29  120 138
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 277
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 103
518
NEW HAMPSHIRE 0.4%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  121 127
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 88
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27 (1)
(3) 200 80
295
NEW JERSEY 7.1%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (4)(9) 20 21
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 524
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 542
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (4) 200 207
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 149
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 97
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (4) 125 131
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26
(Prerefunded 7/1/22) (7) 75 75
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  400 328
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (10) 425 311
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  300 323
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 458
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,075
Union County PCR, Exxon Mobile Project, VRDN, 0.59%, 10/1/24  500 500
4,741
NEW YORK 9.5%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 196

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 235 247
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  100 96
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(4) 100 102
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 103
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 88
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 400 424
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 248
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (3) 300 305
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 328
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (7) 5 5
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/23  50 51
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 250
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 106
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 82
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 192
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.60%, 11/1/31  500 500
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 225 201
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  518 376
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 250 254
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 203
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 100 94
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 500 500
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 850

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (4) 140 149
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (4) 250 264
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  100 104
6,338
NORTH CAROLINA 1.2%
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  165 169
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 332
North Carolina Turnpike Auth., 5.00%, 1/1/23  260 264
765
OHIO 3.3%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 407
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  690 701
Cleveland Airport, Series A, 5.00%, 1/1/29 (8) 125 132
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 95
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 350 361
Southeastern Ohio Port Auth., Memorial Health System, 5.75%,
12/1/32  500 505
2,201
OKLAHOMA 1.0%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25  155 132
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 509
641
PENNSYLVANIA 3.6%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 300 322
Butler County Hosp. Auth., 5.00%, 7/1/25  125 134
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28 (3) 100 101
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 164
East Hempfield Township IDA, Student Housing, 5.00%, 7/1/45
(Prerefunded 7/1/23) (7) 40 41
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 140
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (7) 200 215
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 233
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 1.298%,
7/1/39 (6) 125 109
Pennsylvania Higher Ed. Fac. Auth., Widener Univ, 5.00%, 7/15/22  200 201

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 337
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 214
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 150
2,361
PUERTO RICO 8.8%
Puerto Rico Commonwealth, VR, 11/1/43 (2)(11) 425 220
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 250 268
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  44 40
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  110 65
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  85 84
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  90 87
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  66 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  90 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  93 87
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  95 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 100
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  594 648
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 102
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  90 102
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23 (2)
(12) 100 92
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (2)(12) 100 93
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (8) 130 132
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)(12) 200 185
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (2)(12) 120 111
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (8) 50 51
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (2)(12) 100 93
Puerto Rico Electric Power Auth., Series XX-RSA-1, 4.75%,
7/1/26 (2)(12) 275 254

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (2)(12) 245 230
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 166
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 916
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 373
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 303
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  288 288
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  513 512
5,848
RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 209
209
SOUTH CAROLINA 0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 559 298
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (2) 84 26
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(3)(4) 200 80
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 86
490
TENNESSEE 1.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  155 159
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  100 86
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37  100 76
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 103
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 297
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  290 295
1,016
TEXAS 7.7%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 265
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 290

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 105
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 344
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 112
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  385 333
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 101
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (4) 100 101
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 104
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 265 268
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 518
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 519
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61  150 84
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24) (7) 100 106
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24) (7) 25 26
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24 (9) 310 327
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  350 350
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (7) 50 56
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 175 155
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care System,
VRDN, 0.61%, 11/15/50  200 200
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  260 281
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  415 448
5,093
UTAH 0.8%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 433
Vineyard Redev. Agency, 4.00%, 5/1/39 (8) 100 105
538
VIRGINIA 5.5%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 260 283
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 277
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  105 106

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 158
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 100 101
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 276
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22 (9) 150 152
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  260 305
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 392
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  125 125
Virginia College Building Auth., Marymount Univ, Series A, 5.00%,
7/1/22 (3) 400 401
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 103
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 325 358
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 225 247
Virginia Small Business Fin. Auth., Elizabeth River Crossings
OPCO, 4.00%, 1/1/32 (4)(5) 380 388
3,672
WASHINGTON 0.4%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 105 105
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 191
296
WEST VIRGINIA 0.2%
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 100 103
103
WISCONSIN 2.9%
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 165 167
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 100 98
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 406
Wisconsin PFA, Nevada State College, 5.00%, 5/1/29 (3) 300 285
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 258
Wisconsin PFA, Retirement Housing Foundation, 5.00%, 11/15/27  250 271
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 100
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 250 265

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 104
1,954
Total Investments in Securities 99.6%
(Cost $68,373) $ 66,199
Other Assets Less Liabilities 0.4% 263
Net Assets 100.0% $ 66,462
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$11,550 and represents 17.4% of net assets.
(4) Interest subject to alternative minimum tax.
(5) When-issued security
(6) Insured by Assured Guaranty Corporation
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Municipal Corporation
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F100-054Q1 05/22